Lease Arrangements - Summary of Future Minimum Lease Payments of Non-Cancellable Operating Lease Commitments (Detail) - Dec. 31, 2018 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments of non-cancellable operating lease commitments	$ 2,386,102	$ 79,776
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments of non-cancellable operating lease commitments	509,994
1-5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments of non-cancellable operating lease commitments	828,482
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments of non-cancellable operating lease commitments	$ 1,047,626